Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2060 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2060 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.25%)
Past 5 years	3.74%
Since Inception	5.76%	[1]
Fidelity Advisor Freedom 2060 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.93%)
Past 5 years	1.86%
Since Inception	4.25%	[1]
Fidelity Advisor Freedom 2060 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.54%)
Past 5 years	2.72%
Since Inception	4.35%	[1]
Fidelity Advisor Freedom 2060 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(21.55%)
Past 5 years	3.98%
Since Inception	5.79%	[2]
Fidelity Advisor Freedom 2060 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.89%)
Past 5 years	4.20%
Since Inception	5.74%	[3]
Fidelity Advisor Freedom 2060 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(18.29%)
Past 5 years	5.25%
Since Inception	6.77%	[4]
Fidelity Advisor Freedom 2060 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.19%)
Since Inception	5.27%	[5]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.68%
F1032
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Since Inception	6.94%

[1]	AFrom August 5, 2014.
[2]	BFrom August 5, 2014.
[3]	CFrom August 5, 2014.
[4]	DFrom August 5, 2014.
[5]	EFrom October 2, 2018.